Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Fund (formerly DWS RREEF Real Estate Securities Fund)
Investment Objective
The fund's investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 45) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Deutsche Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	20	none	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Deutsche Real Estate Securities Fund		Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
Management fee		0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution/service (12b-1) fees		0.21%	0.99%	1.00%	0.49%	none	none	none
Other expenses	[1]	0.36%	0.37%	0.27%	0.39%	0.16%	0.24%	0.33%
Total annual fund operating expenses		0.96%	1.75%	1.66%	1.27%	0.55%	0.63%	0.72%
[1]	"Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Deutsche Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
1 Year	667	578	269	129	56	64	74
3 Years	863	851	523	403	176	202	230
5 Years	1,075	1,149	902	697	307	351	401
10 Years	1,685	1,662	1,965	1,534	689	786	894

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Deutsche Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
1 Year	667	178	169	129	56	64	74
3 Years	863	551	523	403	176	202	230
5 Years	1,075	949	902	697	307	351	401
10 Years	1,685	1,662	1,965	1,534	689	786	894

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 134%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.

Management process. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.

In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the effect of the real estate securities markets in general when making investment decisions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class R6 is a new class of shares and therefore does not have a full calendar year of performance available.

For Class S shares, historical performance prior to class inception is based on the performance of the fund's Institutional Class shares adjusted to reflect the higher expenses of Class S.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	32.06%	September 30, 2009
Worst Quarter	-39.88%	December 31, 2008
Year-to-Date	4.22%	March 31, 2015

Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns Deutsche Real Estate Securities Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Sep. 05, 2002	23.79%	15.13%	7.53%
Class A After tax on distributions		20.82%	13.69%	5.81%
Class A After tax on distributions and sale of fund shares		14.91%	11.87%	5.59%
Class B before tax	Sep. 05, 2002	27.33%	15.44%	7.33%
Class C before tax	Sep. 05, 2002	30.44%	15.69%	7.41%
Class R before tax	Oct. 01, 2003	30.98%	16.16%	7.90%
INST Class before tax	Dec. 01, 1999	31.74%	16.94%	8.55%
Class S before tax	May 02, 2005	31.64%	16.75%	8.39%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		13.69%	15.45%	7.67%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)		30.38%	17.05%	8.31%

The Advisor believes the additional MSCI US REIT Index reasonably represents the fund's overall investment process.